SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	$ 4,206	$ 3,873
Americas [Member]
Property, Plant and Equipment, Net	662	448
EMEA [Member]
Property, Plant and Equipment, Net	421	475
Asia Pacific [Member]
Property, Plant and Equipment, Net	411	361
Israel [Member]
Property, Plant and Equipment, Net	$ 2,712	$ 2,589